As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-23063)

Horizon Funds
 (Exact name of registrant as specified in charter)

13024 Ballantyne Corporate Place, Suite 225
Charlotte, North Carolina 28277
 (Address of principal executive offices) (Zip code)

Matthew Chambers
Horizon Funds
13024 Ballantyne Corporate Place, Suite 225
Charlotte, North Carolina 28277
 (Name and address of agent for service)

(866) 371-2399
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2016

Item 1. Schedule of Investments.

Horizon Active Asset Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2016

Shares		Value
	EXCHANGE TRADED FUNDS - 95.5%
	Equity Funds - 95.5%
569,445	First Trust Dow Jones Internet Index Fund **	$45,026,016
476,139	Health Care Select Sector SPDR Fund	34,643,874
266,311	iShares Edge MSCI Min Vol EAFE ETF	17,720,334
441,685	iShares MSCI ACWI ex US ETF	18,051,666
365,071	iShares S&P 500 Growth ETF	44,370,729
280,736	iShares S&P 500 Value ETF	26,925,390
208,190	SPDR S&P Dividend ETF	17,833,555
369,495	SPDR S&P500 ETF Trust (a)	80,342,993
273,278	Vanguard Small-Cap Growth ETF	35,925,126
936,474	WisdomTree Emerging Markets High Dividend Fund	35,258,246
	TOTAL EXCHANGE TRADED FUNDS (Cost - $348,065,364)	356,097,929

	COMMON STOCKS - 2.9%
	Accommodation and Food Services - 0.1%
6,274	Yum! Brands, Inc.	569,115

	Finance and Insurance - 0.1%
19,120	H&R Block, Inc.	414,139

	Health Care and Social Assistance - 0.1%
7,288	HCA Holdings, Inc. **	550,608

	Information - 0.2%
4,345	CBS Corp. - Class B	221,725
2,841	Electronic Arts, Inc. **	230,774
5,986	Level 3 Communications, Inc. **	297,085
		749,584
	Internet - 0.1%
2,047	Facebook, Inc. - Class A **	258,168

	Manufacturing - 0.8%
2,125	Allergan plc **	498,398
6,889	Danaher Corp.	560,834
44,492	Ford Motor Co.	560,599
8,290	General Electric Co.	258,980
7,088	Gilead Sciences, Inc.	555,557
4,357	Kimberly-Clark Corp.	557,957
512	TransDigm Group, Inc. **	146,017
		3,138,342

	Medical Products and Services- 0.1%
2,534	Johnson & Johnson	302,408

	Oil & Gas - 0.2%
3,744	Exxon Mobil Corp.	326,252
26,135	Transocean, Ltd. **	253,510
		579,762
	Professional, Scientific, and Technical Services - 0.1%
4,153	salesforce.com, Inc. **	329,831

	Retail Trade - 0.2%
2,630	Express Scripts Holding Co. **	191,201
7,492	Target Corp.	525,864
		717,065
	Technology - 0.3%
4,858	Apple, Inc.	515,434
6,980	Microsoft Corp.	401,071
		916,505
	Telecommunications - 0.1%
5,576	AT&T, Inc.	227,947

	Transportation and Warehousing - 0.3%
14,478	Delta Air Lines, Inc.	532,066
11,441	United Continental Holdings, Inc. **	576,741
		1,108,807
	Utilities - 0.1%
10,528	The Southern Co.	540,402

	Wholesale Trade - 0.1%
6,586	AmerisourceBergen Corp.	572,784

	TOTAL COMMON STOCKS (Cost - $11,074,678)	10,975,467
Contracts
	PURCHASED CALL OPTIONS - 0.9% *
	CBOE S&P 500 Index
60	Expiration: September 2016, Exercise Price $2,100 **	448,200
40	Expiration September 2016, Exercise Price $2,165 **	78,000
100	Expiration September 2016, Exercise Price $2,220 **	35,000
200	Expiration October 2016, Exercise Price $2,250 **	77,000
	CBOE Volitility Index
7,000	Expiration: September 2016, Exercise Price $20 **	245,000
	iShares MSCI EAFE ETF
7,000	Expiration September 2016, Exercise Price $60 **	94,500
	iShares MSCI Emerging Markets ETF
5,300	Expiration December 2016, Exercise Price $35 **	1,380,650
	iShares MSCI Emerging Markets Index Fund
5,000	Expiration September 2016, Exercise Price $36.50 **	335,000
	iShares Russell 2000 ETF
2,500	Expiration September 2016, Exercise Price $124 **	287,500
	Financial Select Sector SPDR Fund

1,750	Expiration September 2016, Exercise Price $24.50 **	56,000
	SPDR S&P500 ETF Trust
3,000	Expiration September 2016, Exercise Price $223 **	25,500
3,000	Expiration November 2016, Exercise Price $230 **	90,000
900	Expiration December 2016, Exercise Price $230 **	60,750
	TOTAL PURCHASED CALL OPTIONS (Cost - $3,168,451)	3,213,100
Shares
	SHORT-TERM INVESTMENTS - 2.1%
7,751,798	First American Government Obligations Fund - Class Z, 0.25% + (a)	7,751,798
	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,751,798)

	TOTAL INVESTMENTS - 101.4% (Cost - $370,060,291) (b)	378,038,294
	Liabilities in Excess of Other Assets - (1.4)%	(5,352,618)
	NET ASSETS - 100.0%	$372,685,676

Contracts		Value
	SCHEDULE OF OPTIONS WRITTEN - (0.5)% *
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.4)% *
	CBOE Volitility Index
7,000	Expiration: September 2016, Exercise Price $30 **	52,500
	iShares MSCI Emerging Markets ETF
5,300	Expiration: December 2016, Exercise Price $38.50 **	392,200
	SPDR S&P500 ETF Trust
600	Expiration: September 2016, Exercise Price $215 **	212,100
900	Expiration: December 2016, Exercise Price $210 **	981,450
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $1,629,948)	1,638,250

	SCHEDULE OF PUT OPTIONS WRITTEN - (0.1)% *
	CBOE Volitility Index
7,000	Expiration: September 2016, Exercise Price $13 **	122,500
	iShares MSCI Emerging Markets Index Fund **
5,000	Expiration: September 2016, Exercise Price $35 **	80,000
	iShares Russell 2000 ETF
2,500	Expiration: September 2016, Exercise Price $120 **	155,000
	SPDR S&P500 ETF Trust
600	Expiration: November 2016, Exercise Price $200 **	102,900
	TOTAL PUT OPTIONS WRITTEN (Premiums Received $682,567)	460,400

	TOTAL OPTIONS WRITTEN (Premiums Received $2,312,515) (b)	$2,098,650

* Each Option is equivalent to 100 shares of the underlying security.
** Non-income producing security.
+ Money Market Fund; interest rate reflects seven-day yield on August 31, 2016.

(a) All or a portion of the security is segregated as collateral for options written.
(b) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes, including options written, is $367,701,699 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	10,539,738
Unrealized depreciation	(2,301,793)
Net unrealized appreciation	$8,237,945

Horizon Active Risk Assist Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2016

Shares		Value
	EXCHANGE TRADED FUNDS - 91.2%
	Equity Funds - 91.2%
487,552	First Trust Dow Jones Internet Index Fund **	$38,550,737
408,023	Health Care Select Sector SPDR Fund	29,687,754
228,012	iShares Edge MSCI Min Vol EAFE ETF	15,171,919
282,335	iShares Latin America 40 ETF	7,953,377
352,346	iShares MSCI Emerging Markets ETF	12,871,199
410,481	iShares MSCI India ETF	12,133,818
312,569	iShares S&P 500 Growth ETF	37,989,636
240,363	iShares S&P 500 Value ETF	23,053,215
2,500	Powershares QQQ Trust Series 1	291,100
178,250	SPDR S&P Dividend ETF	15,268,895
154,926	SPDR S&P500 ETF Trust (a)	33,687,109
234,183	Vanguard Small-Cap Growth ETF	30,785,697
802,503	WisdomTree Emerging Markets High Dividend Fund	30,214,238
	TOTAL EXCHANGE TRADED FUNDS (Cost - $285,778,798)	287,658,694

	COMMON STOCKS - 5.4%
	Accomodation and Food Services - 0.2%
1,507	Cracker Barrel Old Country Store, Inc.	229,230
3,025	DineEquity, Inc.	235,919
959	McDonald's Corp.	110,918
		576,067
	Administrative and Support and Waste Management and Remediation Services - 0.2%
4,080	Republic Services, Inc.	206,122
3,096	Rollins, Inc.	88,236
4,579	Waste Management, Inc.	292,781
		587,139
	Agriculture, Forestry, Fishing and Hunting - 0.1%
4,460	Cal-Maine Foods, Inc.	204,892

	Finance and Insurance - 0.6%
1,235	Aflac, Inc.	91,612
1,858	The Allstate Corp.	128,128
5,395	AMERISAFE, Inc.	323,754
803	Aon PLC	89,414
883	Berkshire Hathaway, Inc. **	132,883
1,205	Cincinnati Financial Corp.	92,918
6,650	Glacier Bancorp, Inc.	199,101
1,833	Marsh & McLennan Cos, Inc.	123,966
9,752	Old Republic International Corp.	187,531

2,933	The Progressive Corp.	95,498
2,824	RLI Corp.	200,447
719	The Travelers Cos, Inc.	85,352
		1,750,604
	Information - 0.4%
9,196	AT&T, Inc.	375,933
1,187	Automatic Data Processing, Inc.	106,604
3,581	Cinemark Holdings, Inc.	138,406
1,141	Comcast Corp.	74,462
748	Fiserv, Inc. **	77,081
3,329	Meredith Corp.	176,570
4,896	NIC, Inc.	112,510
3,031	Verizon Communications, Inc.	158,612
888	The Walt Disney Co.	83,881
		1,304,059
	Management of Companies and Enterprises - 0.0% ^
1,841	City Holding Co.	93,136

	Manufacturing - 1.7%
1,161	3M Co.	208,098
3,973	Altria Group, Inc.	262,576
1,567	Amphenol Corp.	97,640
1,772	B/E Aerospace, Inc.	89,575
480	Becton Dickinson and Co.	85,061
587	The Clorox Co.	76,921
4,053	The Coca-Cola Co.	176,022
1,954	Colgate-Palmolive Co.	145,260
1,902	ConAgra Foods, Inc.	88,652
538	CR Bard, Inc.	118,812
1,551	Crane Co.	99,760
2,193	Danaher Corp.	178,532
3,590	Donaldson Co, Inc.	134,805
842	Dr Pepper Snapple Group, Inc.	78,895
1,734	General Mills, Inc.	122,802
1,711	Graco, Inc.	126,049
2,420	Herman Miller, Inc.	87,289
3,706	Hillenbrand, Inc.	119,148
1,847	HNI Corp.	103,137
1,088	Hubbell, Inc.	117,841
942	Kimberly-Clark Corp.	120,633
687	L-3 Communications Holdings, Inc.	102,239
753	Lockheed Martin Corp.	182,956
892	McCormick & Co Inc.	90,948
875	Medtronic PLC	76,151
1,342	Merck & Co, Inc.	84,264
8,825	Meridian Bioscience, Inc.	171,646
1,990	MSA Safety, Inc.	115,918

527	Northrop Grumman Corp.	111,761
1,865	Packaging Corp of America	146,645
2,440	PepsiCo, Inc.	260,470
4,360	Pfizer, Inc.	151,728
1,691	Philip Morris International, Inc.	168,982
16,741	RR Donnelley & Sons Co.	286,271
1,380	The Scotts Miracle-Gro Co.	114,264
2,702	Sonoco Products Co.	139,261
928	Stryker Corp.	107,332
3,663	Tessera Technologies, Inc.	122,857
4,362	The Timken Co.	147,741
		5,218,942
	Mining, Quarrying, and Oil and Gas Extraction - 0.1%
2,584	Compass Minerals International, Inc.	192,586

	Miscellaneous Manufactoring - 0.0% ^
2,698	General Electric Co.	84,286

	Oil & Gas - 0.0% ^
894	Exxon Mobil Corp.	77,903

	Other Services (Except Public Administration) - 0.0% ^
3,071	Healthcare Services Group, Inc.	123,976

	Pharmaceuticals - 0.1%
3,290	Johnson & Johnson	392,629

	Professional, Scientific, and Technical Services - 0.1%
2,101	CEB, Inc.	126,480
4,266	Leidos Holdings, Inc.	172,816
910	Omnicom Group, Inc.	78,378
		377,674
	Real Estate Investment Trusts (REITs) - 0.6%
388	Simon Property Group, Inc.	83,602
809	Federal Realty Investment Trust	128,631
2,932	Kimco Realty Corp.	88,106
3,805	LTC Properties, Inc.	197,556
944	The Macerich Co.	77,304
1,699	Crown Castle International Corp.	161,014
3,493	Lamar Advertising Co.	217,719
10,293	Four Corners Property Trust, Inc.	213,168
12,239	Parkway Properties, Inc.	220,302
12,766	Summit Hotel Properties, Inc.	182,554
7,383	Urstadt Biddle Properties, Inc.	167,668
		1,737,624
	Retail Trade - 0.2%
5,382	The Cato Corp.	184,495

3,290	HSN, Inc.	137,456
1,543	MSC Industrial Direct Co, Inc.	112,701
4,123	Owens & Minor, Inc.	141,707
8,849	PetMed Express, Inc.	178,396
		754,755
	Transportation and Warehousing - 0.2%
1,270	Allegiant Travel Co.	175,565
1,566	Expeditors International of Washington, Inc.	79,318
5,282	South Jersey Industries, Inc.	156,770
2,440	United Parcel Service, Inc.	266,497
		678,150
	Utilities - 0.7%
1,766	Ameren Corp.	87,276
1,479	American Electric Power Co, Inc.	95,499
2,937	CMS Energy Corp.	123,266
1,310	Consolidated Edison, Inc.	98,577
1,641	Dominion Resources, Inc.	121,696
1,501	DTE Energy Co.	139,443
1,305	Duke Energy Corp.	103,956
1,176	Edison International	85,519
1,303	Entergy Corp.	101,895
2,174	Eversource Energy	117,331
909	NextEra Energy, Inc.	109,934
1,904	PG&E Corp.	117,934
1,195	Pinnacle West Capital Corp.	89,673
1,498	SCANA Corp.	105,834
1,265	Sempra Energy	132,357
2,860	The Southern Co.	146,804
2,952	Vectren Corp.	144,382
2,031	WEC Energy Group, Inc.	121,616
2,895	Xcel Energy, Inc.	119,737
		2,162,729
	Wholesale Trade - 0.2%
3,000	Procter & Gamble Co.	261,930
2,890	Universal Corp/VA	173,891
772	Watsco, Inc.	114,148
		549,969
	TOTAL COMMON STOCKS (Cost - $16,964,081)	16,867,120

Contracts
	PURCHASED OPTIONS - 1.2% *
	PURCHASED CALL OPTIONS - 1.1% *
	CBOE S&P 500 Index
40	Expiration: September 2016, Exercise Price $2,150 **	127,800
100	Expiration: September 2016, Exercise Price $2,200 **	44,500
100	Expiration: September 2016, Exercise Price $2,220 **	35,000
400	Expiration: September 2016, Exercise Price $2,250 **	10,000

200	Expiration: October 2016, Exercise Price $2,250 **	77,000
	CBOE Volitility Index
5,000	Expiration: September 2016, Exercise Price $20 **	175,000
	Corrections Corp. of America
350	Expiration: December 2016, Exercise Price $19 **	22,750
127	Expiration: December 2016, Exercise Price $20 **	6,985
	Gilead Sciences, Inc.
500	Expiration: September 2016, Exercise Price $85 **	5,500
800	Expiration: September 2016, Exercise Price $90 **	4,400
	iShares China Large-Cap ETF
2,500	Expiration: September 2016, Exercise Price $36 **	320,000
	iShares MSCI EAFE ETF
3,000	Expiration: September 2016, Exercise Price $60 **	40,500
	iShares MSCI Emerging Markets ETF
500	Expiration: September 2016, Exercise Price $37 **	28,000
665	Expiration: September 2016, Exercise Price $37.50 **	12,968
800	Expiration: September 2016, Exercise Price $37.50 **	25,600
3,000	Expiration: November 2016, Exercise Price $39 **	121,500
6,700	Expiration: December 2016, Exercise Price $35 **	1,745,350
	iShares Russell 2000 ETF
1,000	Expiration: September 2016, Exercise Price $124 **	115,000
	PowerShares DB Base Metals Fund
1,500	Expiration: October 2016, Exercise Price $14 **	33,750
	SPDR S&P Biotech ETF
1,500	Expiration: September 2016, Exercise Price $66 **	9,750
	SPDR S&P500 ETF Trust
5,600	Expiration: September 2016, Exercise Price $225 **	22,400
2,500	Expiration: November 2016, Exercise Price $230 **	75,000
1,050	Expiration: December 2016, Exercise Price $230 **	70,875
	WisdomTree Japan Hedged Equity Fund
3,500	Expiration: September 2016, Exercise Price $43.50 **	341,250
	TOTAL PURCHASED CALL OPTIONS (Cost - $4,128,548)	3,470,878

	PURCHASED PUT OPTIONS - 0.1% *
	iShares MSCI Emerging Markets ETF
3,000	Expiration: November 2016, Exercise Price $26 **	18,000
	iShares Silver Trust
4,000	Expiration: September 2016, Exercise Price $17.50 **	122,000
	SPDR S&P Metals & Mining ETF
2,000	Expiration: September 2016, Exercise Price $26 **	200,000
	Tesla Motors, Inc.
250	Expiration: September 2016, Exercise Price $110 **	1,625
250	Expiration: September 2016, Exercise Price $125 **	875
200	Expiration: September 2016, Exercise Price $150 **	1,700
	TOTAL PURCHASED PUT OPTIONS (Cost - $500,700)	344,200

	TOTAL PURCHASED OPTIONS (Cost - $4,629,247)	3,815,078

Shares
	SHORT-TERM INVESTMENTS - 2.4%
7,683,330	First American Government Obligations Fund - Class Z, 0.25% + (a)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,683,330)	7,683,330

	TOTAL INVESTMENTS - 100.2% (Cost $315,055,457) (b)	316,024,222
	Liabilities in Excess of Other Assets - (0.2)%	(552,083)
	NET ASSETS - 100.0%	$315,472,139

Contracts		Value
	SCHEDULE OF OPTIONS WRITTEN - (0.8)% *
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.6)% *
	CBOE Volitility Index
5,000	Expiration: September 2016, Exercise Price $30 **	$37,500
	iShares MSCI Emerging Markets ETF
6,700	Expiration: December 2016, Exercise Price $38.50 **	495,800
	SPDR S&P500 ETF Trust
400	Expiration: September 2016, Exercise Price $215 **	141,400
1050	Expiration: December 2016, Exercise Price $210 **	1,145,025
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $1,635,576)	1,819,725

	SCHEDULE OF PUT OPTIONS WRITTEN - (0.2)% *
	CBOE Volitility Index
5,000	Expiration: September 2016, Exercise Price $13 **	87,500
5,000	Expiration: September 2016, Exercise Price $14 **	312,500
	iShares MSCI Emerging Markets ETF
350	Expiration: September 2016, Exercise Price $36 **	13,475
1,500	Expiration: November 2016, Exercise Price $33 **	63,000
	iShares Russell 2000 ETF
1,000	Expiration: September 2016, Exercise Price $120 **	62,000
	iShares U.S. Real Estate ETF
250	Expiration: September 2016, Exercise Price $84 **	46,500
	SPDR S&P Regional Banking ETF
300	Expiration: September 2016, Exercise Price $40 **	4,500
300	Expiration: September 2016, Exercise Price $41 **	7,350
	SPDR S&P500 ETF Trust
500	Expiration: November 2016, Exercise Price $200 **	85,750
	TOTAL PUT OPTIONS WRITTEN (Premiums Received $752,241)	682,575

	TOTAL OPTIONS WRITTEN (Premiums Received $2,387,817) (b)	$2,502,300

* Each Option is equivalent to 100 shares of the underlying security
** Non-income producing security.
+ Money Market Fund; interest rate reflects seven-day yield on August 31, 2016.
^ Less than 0.1%

(a) All or a portion of the security is segregated as collateral for options written.
(b) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes, including options written, is $313,685,638 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	4,470,465
Unrealized depreciation	(4,634,181)
Net unrealized depreciation	$(163,716)

Horizon Active Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2016

Shares		Value
	EXCHANGE TRADED FUNDS - 98.6%
	Bond Funds - 54.3%
426,080	iShares Core U.S. Aggregate Bond ETF (a)	$47,963,826
468,334	iShares iBoxx $ Investment Grade Corporate Bond ETF	58,021,899
		105,985,725
	Equity Funds - 44.3%
393,848	First Trust Exchange-Traded Fund IV First Trust Tactical High Yield ETF	19,164,644
984,924	PowerShares Financial Preferred Portfolio	19,107,526
751,174	PowerShares Variable Rate Preferred Portfolio	19,254,467
889,180	VanEck Vectors High-Yield Municipal Index ETF	28,809,432
		86,336,069
	TOTAL EXCHANGE TRADED FUNDS (Cost - $189,746,509)	192,321,794

	SHORT-TERM INVESTMENTS - 1.4%
2,629,726	First American Government Obligations Fund - Class Z, 0.25% + (a)	2,629,726
	TOTAL MONEY MARKET FUNDS (Cost - $2,629,726)

	TOTAL INVESTMENTS - 100.0% (Cost - $192,376,235) (b)	194,951,520
	Other Assets in Excess of Liabilities - 0.0% ^	57,799
	NET ASSETS - 100.0%	$195,009,319

+ Money Market Fund; interest rate reflects seven-day yield on August 31, 2016.
^ Less than 0.1%
(a) All or a portion of the security is segregated as collateral for options written.
(b) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes, including options written, is $192,348,265 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	2,700,271
Unrealized depreciation	(97,016)
Net unrealized depreciation	$2,603,255

Horizon Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2016

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.  The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a valuation committee composed of representatives from the valuation committee.  The valuation committee may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Horizon Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2016

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of August 31, 2016 for the Funds' investments measured at fair value:

Horizon Active Asset Allocation Fund
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$356,097,929	$-	$-	$356,097,929
Common Stock	10,975,467	-	-	10,975,467
Purchased Call Options	-	3,213,100	-	3,213,100
Short-Term Investments	7,751,798	-	-	7,751,798
Total	$374,825,194	$3,213,100	$-	$378,038,294

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$-	$1,638,250	$-	$1,638,250
Written Put Options	-	460,400	-	460,400
Total	$-	$2,098,650	$-	$2,098,650

Horizon Active Risk Assist Fund
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$287,658,694	$-	$-	$287,658,694
Common Stocks	16,867,120			16,867,120
Purchased Call Options	-	3,470,878	-	3,470,878
Purchased Put Options	-	344,200	-	344,200
Short-Term Investments	7,683,330	-	-	7,683,330
Total	$312,209,144	$3,815,078	$-	$316,024,222

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$-	$1,819,725	$-	$1,819,725
Written Put Options	-	682,575	-	682,575
Total	$-	$2,502,300	$-	$2,502,300

Horizon Active Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$105,985,725	$-	$-	$105,985,725
Equity Funds	86,336,069	-	-	86,336,069
Short-Term Investments	2,629,726	-	-	2,629,726
Total	$194,951,520	$-	$-	$194,951,520

* Refer to the Portfolios of Investments for security classifications

Transfers between levels are determined as of the end of the reporting period. There were no transfers between Levels 1 and 2 for the Horizon Active Asset Allocation Fund, the Horizon Active Risk Assist Fund and the Horizon Active Income Fund. There were no Level 3 securities held by the Funds during the nine months ended August 31, 2016.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Options Transactions - Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. A Fund enters into option contracts to meet the requirements of its trading activities. The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As the writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

Horizon Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2016

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Active Asset Allocation Fund
Location on the Statement of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Equity Risk Contracts	Investments in securities at market value	Options written, at value

Active Asset Allocation Fund
Derivatives Investment Value
	Equity Contracts	Total Value at August 31, 2016
Purchased Options	$ 3,213,100	$ 3,213,100
Written Options	$ 2,098,650	$ 2,098,650

Active Risk Assist Fund
Location on the Statement of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Equity/Interest Rate Contracts	Investments in securities at market value	Options written, at value

Active Risk Assist Fund
Derivatives Investment Value
	Equity Contracts	Total Value at August 31, 2016
Purchased Options	$ 3,815,078	$ 3,815,078
Written Options	$ 2,502,300	$ 2,502,300

The number of option contracts written and premiums received during the nine months ended August 31, 2016 were as follows:

Horizon Active Asset Allocation
	Written Options
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	22,650	$627,601
Options purchased/written	43,130	3,815,278
Options closed	(7,314)	(811,652)
Options exercised	(2,500)	(33,630)
Options expired	(27,066)	(1,285,082)
Options outstanding, end of period	28,900	$2,312,515

Horizon Active Risk Assist Fund
	Written Options
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	12,900	$274,845
Options purchased/written	78,123	7,805,938
Options closed	(38,594)	(4,323,580)
Options exercised	(700)	(288,455)
Options expired	(24,379)	(1,080,933)
Options outstanding, end of period	27,350	$2,387,815

Horizon Active Income Fund
	Written Options
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	3,500	$256,044
Options purchased/written	1,050	143,400
Options closed	(750)	(98,578)
Options exercised	-	-
Options expired	(3,800)	(300,866)
Options outstanding, end of period	-	$-

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Horizon Funds

By (Signature and Title)* /s/Robert Cannon
Robert Cannon, President

Date  10/14/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Robert Cannon
Robert Cannon, President

Date  10/14/16

   By (Signature and Title)* /s/Benjamin Johnson
Benjamin Johnson, Treasurer

Date  10/14/16

* Print the name and title of each signing officer under his or her signature.